Leases - Schedule of Amounts Recognized in Statement of Profit or Loss in Lease Agreements (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases [abstract]
Depreciation expense on right-of-use assets	$ 119,775	$ 34,065
Interest on lease liabilities	39,402	9,719
Total amounts recognized in profit or loss	$ 159,177	$ 43,784